Corporate information (Tables)	12 Months Ended
Dec. 31, 2018
Corporate Information
Schedule of fair values of the assets

The carrying amounts and fair values of the assets identified as of the acquisition date were as follows:

Fair value
S/(000)

Tangible assets
Inventories	6,849
Machinery and equipment	2,749
Total tangible assets	9,598

Brand and other intangibles	25,152
34,750

Goodwill	6,325

Total assets acquired	41,075

Schedule for assets and liabilities (net of intercompany eliminations) classified as held for distribution

As of March 1, 2017, the assets and liabilities transferred of Fosfatos del Pacífico S.A. (net of intercompany eliminations), mainly comprise the following:

S/(000)

Assets -
Cash and cash equivalents	34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non- current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173

382,638

Liabilities and equity -
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357

382,638

Schedule of impairment on the assets of this project

The consolidated financial statements of Cementos Pacasmayo S.A.A. include a charge to results related to the impairment on the assets of this project, as detailed below:

	Salmueras Sudamericanas S.A.	Cementos Pacasmayo S.A.A.	Total consolidated
	S/(000)	S/(000)	S/(000)

Assets -
Income tax prepayments	(5,654)	—	(5,654)
Property, plant and equipment, note 10	(1,732)	—	(1,732)
Exploration and evaluation assets, note 11	(33,469)	—	(33,469)
Other current liabilities	32	—	32
Additional paid in capital	—	(6,759)	(6,759)

Total asset impairment	(40,823)	(6,759)	(47,582)
Deferred income tax	(6,937)	17,087	10,150

Total impairment loss	(47,760)	10,328	(37,432)

Attributable to -
Equity holders of the parent	(35,772)	10,328	(25,444)
Non- controlling interests	(11,988)	—	(11,988)

	(47,760)	10,328	(37,432)

Schedule of financial statements of subsidiaries controlled by the group

The table presented below shows the summary of the main captions of the audited financial statements of the subsidiaries controlled by the Group as of December 31, 2018, 2017 and 2016:

	Assets		Liabilities		Net equity		Net income (loss)
Entity	2018	2017	2018	2017	2018	2017	2018	2017	2016
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cementos Selva S.A. and subsidiaries	240,662	244,386	29,967	34,969	210,695	209,417	24,261	37,467	37,361
Distribuidora Norte Pacasmayo S.R.L. and subsidiary	305,095	243,568	175,842	119,182	129,253	124,386	4,867	(220)	11,242
Empresa de Transmisión Guadalupe S.A.C.	41,971	42,136	846	1,397	41,125	40,739	386	124	504
Salmueras Sudamericanas S.A., note 1.4	46	587	674	—	(628)	587	(2,620)	(50,942)	(2,300)
Calizas del Norte S.A.C. (on liquidation)	703	713	—	7	703	706	(3)	(121)	407
Fosfatos del Pacífico S.A., note 1.3	—	—	—	—	—	—	—	(1,216)	(9,010)